American Beacon Advisors, Inc.
                      4151 Amon Carter Blvd. MD 2450
                           Fort Worth, TX 76155


                                                 March 6, 2006


VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


Re:  American Beacon Mileage Funds
     1933 Act File No. 33-91058
     1940 Act File No. 811-9018

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, American
Beacon Mileage Funds ("Registrant") hereby certifies (a) that the form of Prospectus and Statement of Additional Information used with respect to the Mileage Class and the Platinum Class of the Registrant do not differ from those contained in Post-Effective Amendment No. 18 ("Amendment No. 18") to the Registrant's Registration Statement and (b) that Amendment No. 18 was filed electronically.

     If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 931-9504.

                                          Sincerely,

                                          /s/ Christy Sears
                                          ----------------------
                                          Christy Sears
                                          Chief Compliance Officer
                                          American Beacon Mileage Funds


cc:   Arun Murthy, Esq.
          Kirkpatrick & Lockhart Nicholson Graham LLP